UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21202

John Hancock Preferred Income Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Preferred Income Fund II

QUARTERLY PORTFOLIO HOLDINGS

10.31.2012

Ticker | HPF

John Hancock Preferred Income Fund II
As of 10-31-12 (Unaudited)
Portfolio of Investments

	Shares	Value

Preferred Securities (a) 142.0% (95.4% of Total Investments)		$669,112,088

(Cost $632,741,372)

Consumer Staples 3.1%		14,650,000

Food & Staples Retailing 3.1%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	160,000	14,650,000

Energy 7.5%		35,281,320

Oil, Gas & Consumable Fuels 7.5%
Apache Corp., Series D, 6.000%	159,000	7,418,940
Nexen, Inc., 7.350%	1,093,500	27,862,380

Financials 81.3%		383,038,556

Capital Markets 10.3%
Credit Suisse Guernsey, 7.900% (L)(Z)	325,000	8,433,750
Morgan Stanley Capital Trust III, 6.250% (L)(Z)	283,000	7,063,680
Morgan Stanley Capital Trust IV, 6.250% (Z)	165,000	4,134,900
Morgan Stanley Capital Trust V, 5.750% (Z)	343,000	8,496,110
Morgan Stanley Capital Trust VII, 6.600%	52,400	1,311,048
State Street Corp., 5.250%	62,000	1,601,460
The Goldman Sachs Group, Inc., 6.125% (Z)	655,200	17,336,592

Commercial Banks 18.7%
Barclays Bank PLC, Series 3, 7.100% (L)(Z)	340,000	8,578,200
Barclays Bank PLC, Series 5, 8.125%	330,000	8,530,500
BB&T Corp., 5.625%	230,000	5,876,500
HSBC USA, Inc., 6.500%	50,000	1,263,000
PNC Financial Services Group, Inc. (6.125% to 05/01/22, then 3
month LIBOR + 4.067%)	145,000	4,060,000
PNC Financial Services Group, Inc., 5.375%	12,000	301,680
Royal Bank of Scotland Group PLC, Series L, 5.750% (Z)	480,000	11,112,000
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%	329,000	8,965,250
U.S. Bancorp (6.000% to 04/15/17, then 3 month LIBOR + 4.861%)
(Z)	200,000	5,740,000
U.S. Bancorp (6.500% to 01/15/22, then 3 month LIBOR + 4.468%)
(L)(Z)	570,000	16,854,900
Wells Fargo & Company, 8.000% (L)(Z)	560,000	17,018,400

Consumer Finance 5.6%
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (L)(Z)	725,000	18,320,750
SLM Corp., 6.000% (Z)	198,000	4,831,200
SLM Corp., Series A, 6.970% (Z)	64,000	3,064,960

Diversified Financial Services 23.1%
Citigroup Capital VIII, 6.950%	660,000	16,665,000
Corporate Backed Trust Certificates, Series HSBC, 6.250% (Z)	45,400	1,141,810
Deutsche Bank Capital Funding Trust X, 7.350%	155,722	3,958,453
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	167,500	4,336,575
Deutsche Bank Contingent Capital Trust III, 7.600% (L)(Z)	392,500	10,507,225
General Electric Capital Corp., 6.000%	35,000	894,250
General Electric Capital Corp., 6.050% (Z)	32,000	827,840
General Electric Capital Corp., 6.100%	18,000	469,080
ING Groep NV, 7.050% (L)(Z)	775,700	19,524,369
JPMorgan Chase Capital XXIX, 6.700% (Z)	802,500	21,113,775
Merrill Lynch Preferred Capital Trust III, 7.000%	340,000	8,564,600
Merrill Lynch Preferred Capital Trust IV, 7.120%	180,000	4,532,400

1

John Hancock Preferred Income Fund II
As of 10-31-12 (Unaudited)
Portfolio of Investments

	Shares	Value

Financials (continued)

Merrill Lynch Preferred Capital Trust V, 7.280%	250,000	$6,302,500
RBS Capital Funding Trust V, 5.900%	398,000	7,319,220
RBS Capital Funding Trust VII, 6.080%	145,000	2,711,500

Insurance 10.5%
Aegon NV, 6.375% (L)(Z)	409,000	10,584,920
Aegon NV, 6.500%	90,000	2,257,200
American Financial Group, Inc., 7.000% (Z)	274,000	7,447,320
MetLife, Inc., Series B, 6.500% (L)(Z)	792,000	20,306,880
Phoenix Companies, Inc., 7.450%	216,500	5,276,105
Prudential PLC, 6.500% (Z)	103,000	2,613,110
RenaissanceRe Holdings Ltd., Series C, 6.080% (Z)	32,500	820,300

Real Estate Investment Trusts 13.1%
Duke Realty Corp., Depositary Shares, Series J, 6.625% (L)(Z)	449,400	11,405,772
Duke Realty Corp., Depositary Shares, Series K, 6.500% (Z)	110,000	2,779,700
Duke Realty Corp., Depositary Shares, Series L, 6.600% (Z)	109,840	2,789,936
Kimco Realty Corp., 6.000%	680,000	17,503,200
Public Storage, Inc., 5.750%	300,000	8,022,000
Public Storage, Inc., 6.350%	163,000	4,502,060
Public Storage, Inc., Depositary Shares, Series Q, 6.500%	119,800	3,386,746
Public Storage, Inc., Series P, 6.500%	56,000	1,530,480
Senior Housing Properties Trust, 5.625%	215,000	5,282,550
Wachovia Preferred Funding Corp., Series A, 7.250% (Z)	170,000	4,639,300

Thrifts & Mortgage Finance 0.0%
Federal National Mortgage Association, Series S, 8.250%	75,000	127,500

Industrials 0.8%		3,562,815

Machinery 0.8%
Stanley Black & Decker, Inc., 5.750%	134,700	3,562,815

Telecommunication Services 12.2%		57,683,434

Diversified Telecommunication Services 4.6%
Qwest Corp., 7.000%	60,000	1,597,800
Qwest Corp., 7.375% (Z)	567,500	15,458,700
Qwest Corp., 7.500%	172,500	4,729,950

Wireless Telecommunication Services 7.6%
Telephone & Data Systems, Inc., 6.625% (Z)	161,300	4,085,729
Telephone & Data Systems, Inc., 6.875%	85,000	2,358,750
Telephone & Data Systems, Inc., 7.000% (Z)	283,000	7,969,280
United States Cellular Corp., 6.950% (L)(Z)	772,500	21,483,225

Utilities 37.1%		174,895,963

Electric Utilities 21.6%
Duquesne Light Company, 6.500% (Z)	98,450	4,902,810
Entergy Arkansas, Inc., 5.750% (Z)	66,400	1,868,496
Entergy Louisiana LLC, 5.250%	220,000	5,876,200
Entergy Louisiana LLC, 5.875% (Z)	186,750	5,266,350
Entergy Louisiana LLC, 6.000% (Z)	185,000	5,152,250
Entergy Mississippi, Inc., 6.000%	182,025	5,045,733
Entergy Mississippi, Inc., 6.200%	97,500	2,758,275
Entergy Texas, Inc., 7.875%	37,400	1,083,478
FPC Capital I, Series A, 7.100% (L)(Z)	368,000	9,531,200

2

John Hancock Preferred Income Fund II
As of 10-31-12 (Unaudited)
Portfolio of Investments

			Shares	Value

Utilities (continued)

FPL Group Capital Trust I, 5.875% (Z)			267,800	$7,053,852
Gulf Power Company, 5.750% (L)(Z)			138,800	3,779,524
HECO Capital Trust III, 6.500% (Z)			187,750	4,840,195
NextEra Energy Capital Holdings, Inc., 5.700% (L)(Z)			628,000	16,704,800
NSTAR Electric Company, 4.780% (Z)			15,143	1,509,095
PPL Corp., 9.500%			305,600	16,603,248
SCE Trust I, 5.625%			55,000	1,436,600
Southern California Edison Company, Series C, 6.000% (Z)			82,000	8,235,875

Multi-Utilities 15.5%
Baltimore Gas & Electric Company, Series 1995, 6.990% (Z)			39,870	4,080,447
BGE Capital Trust II, 6.200% (L)(Z)			488,000	12,639,200
DTE Energy Company, 5.250%			194,000	4,943,120
DTE Energy Company, 6.500%			220,000	6,228,750
Interstate Power & Light Company, Series B, 8.375% (L)(Z)			699,350	19,162,190
SCANA Corp., 7.700% (Z)			538,900	14,738,915
Xcel Energy, Inc., 7.600% (L)(Z)			448,000	11,455,360

		Maturity	Par value
	Rate (%)	date		Value

Capital Preferred Securities (b) 2.9% (2.0% of Total Investments)				$13,894,229

(Cost $14,466,876)

Utilities 2.9%				13,894,229

Multi-Utilities 2.9%
Dominion Resources Capital Trust I (L)(Z)	7.830	12/01/27	$8,450,000	8,571,849
Dominion Resources Capital Trust III (L)(Z)	8.400	01/15/31	5,000,000	5,322,380

Corporate Bonds 3.7% (2.5% of Total Investments)				$17,484,643

(Cost $18,544,410)

Energy 1.8%				8,690,563

Oil, Gas & Consumable Fuels 1.8%
Southern Union Company (P)(Z)	3.330	11/01/66	10,550,000	8,690,563

Utilities 1.9%				8,794,080

Electric Utilities 1.9%
Southern California Edison Company (6.250% to 02/01/22,
then 3 month LIBOR + 4.199%) (L)(Q)(Z)	6.250	02/01/22	8,000,000	8,794,080

			Par value	Value

Short-Term Investments 0.2% (0.1% of Total Investments)				$700,000

(Cost $700,000)

Repurchase Agreement 0.2%				700,000

Repurchase Agreement with State Street Corp. dated 10-31-12 at
0.010% to be repurchased at $700,000 on 11-1-12, collateralized by
$525,000 U.S. Treausry Bond, 4.625% due 2-15-40 (valued at
$718,670, including interest)			700,000	700,000

3

John Hancock Preferred Income Fund II
As of 10-31-12 (Unaudited)
Portfolio of Investments

Total investments (Cost $666,452,658)† 148.8%	$701,190,960

Other assets and liabilities, net (48.8%)	($229,870,137)

Total net assets 100.0%	$471,320,823

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

(a) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(b) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(L) A portion of the security is a lent security as of 10-31-12, and is part of segregated collateral pursuant to the Committed Facility Agreement. Total value of Lent Securities at 10-31-12 was $192,510,631.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such a security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) A portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 10-31-12 was $383,598,481.

† At 10-31-12, the aggregate cost of investment securities for federal income tax purposes was $666,692,842. Net unrealized appreciation aggregated $34,498,118, of which $44,273,757 related to appreciated investment securities and $9,775,639 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of total investments on 10-31-12.

United States	84.4%
Netherlands	4.6%
United Kingdom	4.4%
Canada	4.0%
Spain	1.3%
Switzerland	1.2%
Bermuda	0.1%

4

John Hancock Preferred Income Fund II
As of 10-31-12 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Securities with a market value of approximately $25,575,850 at the beginning of the year were transferred from Level 2 to Level 1 during the period since quoted prices in active markets for identical securities became available.

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	10/31/12	Price	Inputs	Inputs
Preferred Securities
Consumer Staples	$14,650,000	—	$14,650,000	—
Energy	35,281,320	$35,281,320	—	—
Financials	383,038,556	383,038,556	—	—
Industrials	3,562,815	3,562,815	—	—
Telecommunication Services	57,683,434	57,683,434	—	—
Utilities	174,895,963	132,260,796	42,635,167	—
Capital Preferred Securities
Utilities	13,894,229	—	13,894,229	—
Corporate Bonds
Energy	8,690,563	—	8,690,563	—
Utilities	8,794,080	—	8,794,080	—
Short-Term Investments	700,000	—	700,000	—

Total investments in Securities	$701,190,960	$611,826,921	$89,364,039	—
Other Financial Instruments
Interest Rate Swaps	($2,425,494)	—	($2,425,494)	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Real estate investment trusts. The Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund.

During the period ended October 31, 2012, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of October 31, 2012.

	USD		PAYMENTS
	NOTIONAL	PAYMENTS	RECEIVED BY	MATURITY	MARKET
COUNTERPARTY	AMOUNT	MADE BY FUND	FUND	DATE	VALUE

Morgan Stanley
Capital Services	$56,000,000	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	($1,970,853)
Morgan Stanley
Capital Services	56,000,000	Fixed 0.875%	3 Month LIBOR (a)	Jul 2017	(454,641)

	$112,000,000				($2,425,494)

(a) At October 31, 2012, the 3 Month LIBOR rate was 0.31275%.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare Shareowner Services, LLC Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310-1900	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund II.

P11Q1 10/12
12/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II

By:    /s/ Hugh McHaffie
         Hugh McHaffie
         President

Date: December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Hugh McHaffie
         Hugh McHaffie
         President

Date: December 20, 2012

By:    /s/ Charles A. Rizzo
         Charles A. Rizzo
         Chief Financial Officer

Date: December 20, 2012